Victory Pioneer Select Mid Cap Growth Fund Expense Example, No Redemption - Victory Pioneer Select Mid Cap Growth Fund - Class C	Nov. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 183
Expense Example, No Redemption, 3 Years	566
Expense Example, No Redemption, 5 Years	975
Expense Example, No Redemption, 10 Years	$ 1,908